Going Concern Uncertainties (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,315,125)	$ (1,933,258)	$ (1,546,351)	$ (4,610,913)	$ (6,788,645)	$ (27,507,629)
Net cash used in operations					$ 1,544,186